SCHEDULE OF CARRYING AMOUNT OF RIGHT-OF-USE ASSETS (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Property, Plant and Equipment [Line Items]
Right-of-use assets, gross		$ 2,092	$ 2,092
Less: Accumulated depreciation		(2,081)	(893)
Right-of-use assets, net	$ 9	11	1,199
Leasehold Buildings [Member]
Property, Plant and Equipment [Line Items]
Right-of-use assets, gross		2,072	2,072
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Right-of-use assets, gross		$ 20	$ 20